Note 14 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2016	2015
Allocated shares	153,647	139,219
Unreleased shares	68,533	82,961
Total ESOP shares	222,180	222,180

Fair value of unreleased shares (in thousands)	$822	$1,004

Schedule of Share-based Compensation, Activity [Table Text Block]
	2016		2015
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	30,784	$8.10	41,966	$8.09
Granted	--	--	--	--
Vested	(10,260)	8.10	(10,582)	8.06
Forfeited	--	--	(600)	8.10
Unvested at the end of the year	20,524	$8.10	30,784	$8.10

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2016			2015
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	354,266	$6.33	4.7	369,140	$6.30	5.7
Granted	--	--	--	--	--	--
Exercised	(37,918)	5.00	--	(13,434)	5.00	--
Forfeited	--	--	--	(1,440)	8.10	--
Outstanding at the end of the period	316,348	$6.49	3.8	354,266	$6.33	4.7
Exercisable at the end of the period	255,708	$6.11	3.2	261,866	$5.71	3.5